Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Apr. 10, 2013
Document And Entity Information
Entity Registrant Name	Hall Tees, Inc.
Entity Central Index Key	0001431499
Document Type	S-4
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 7,755,400
Entity Common Stock, Shares Outstanding		7,755,400
Document Fiscal Period Focus	Q4
Document Fiscal Year Focus	2012